UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21863

Claymore/Raymond James SB-1 Equity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Claymore/Raymond James SB-1 Equity Fund

Portfolio of Investments

May 31, 2006 (unaudited)

Number of Shares		Value
	Common Stocks - 92.0%
	Consumer Discretionary - 15.2%
52,200	California Pizza Kitchen, Inc. (a)	$1,514,322
39,100	Ethan Allen Interiors, Inc.	1,488,146
68,900	Furniture Brands International, Inc.	1,482,728
55,800	Hilton Hotels Corp.	1,532,268
40,100	Home Depot, Inc.	1,528,612
130,900	Interface, Inc. - Class A (a)	1,502,732
31,968	International Speedway Corp. - Class A	1,551,727
94,800	La-Z-Boy, Inc.	1,418,208
61,600	Leggett & Platt, Inc.	1,564,024
24,900	Lowe’s Cos., Inc.	1,550,772
54,600	MarineMax, Inc. (a)	1,570,842
58,500	Newell Rubbermaid, Inc.	1,547,910
23,000	Panera Bread Co. - Class A (a)	1,489,480
34,500	Polaris Industries, Inc.	1,536,285
189,000	Service Corporation International	1,510,110
140,900	ServiceMaster Co. (The)	1,521,720
56,079	Stanley Furniture Co., Inc.	1,435,622
25,600	Starwood Hotels & Resorts	1,564,160
37,100	Steiner Leisure Ltd. (Bahamas) (a)	1,546,699
17,400	Whirlpool Corp.	1,564,608

		30,420,975

	Energy - 20.6%
46,900	B.J. Services Co.	1,718,885
19,600	Baker Hughes, Inc.	1,691,480
96,375	Bois D’Arc Energy, Inc. (a)	1,513,087
67,300	Bronco Drilling Co., Inc. (a)	1,406,570
52,100	Chesapeake Energy Corp.	1,593,739
55,200	CNX Gas Corp. (a)	1,569,888
54,300	Comstock Resources, Inc. (a)	1,538,862
18,600	CONSOL Energy, Inc.	1,641,450
67,100	Energy Partners Ltd. (a)	1,422,520
56,825	Energy Transfer Equity, L.P.	1,517,228
34,500	Grant Prideco, Inc. (a)	1,657,380
212,700	Grey Wolf, Inc. (a)	1,627,155
42,800	Helix Energy Solutions Group (a)	1,517,688
26,300	Lufkin Industries, Inc.	1,590,887
68,540	Magellan Midstream Holdings, L.P.	1,483,206
43,900	Nabors Industries Ltd. (Bermuda) (a)	1,576,449
24,800	National-Oilwell Varco, Inc. (a)	1,638,288
16,500	Occidental Petroleum Corp.	1,634,985
53,500	Patterson-UTI Energy, Inc.	1,599,650
112,900	Pioneer Drilling Co. (a)	1,599,793
61,900	Range Resources Corp.	1,603,210
36,400	Todco - Class A (a)	1,607,788
26,800	Ultra Petroleum Corp. (a)	1,542,340
26,800	Unit Corp. (a)	1,605,856
31,300	Western Gas Resources, Inc.	1,534,013
37,900	XTO Energy, Inc.	1,562,238

		40,994,635

	Financials - 16.3%
27,600	Allstate Corp.	1,518,276
119,000	American Equity Investment Life Holding Co.	1,552,950
26,900	AmerUs Group Co.	1,563,966
48,072	Argonaut Group, Inc. (a)	1,478,695
32,200	Assurant, Inc.	1,573,936
54,600	BioMed Realty Trust, Inc. - REIT	1,565,382
18,600	Capital One Financial Corp.	1,539,522
30,900	Chubb Corp.	1,561,377
74,800	CoBiz, Inc.	1,561,076
39,400	Countrywide Financial Corp.	1,508,232
64,000	E*TRADE Financial Corp. (a)	1,553,280
64,401	First State Bancorporation	1,504,407
49,100	HCC Insurance Holdings, Inc.	1,506,879
34,300	Marshall & Ilsley Corp.	1,555,162
38,881	Mercantile Bank Corp.	1,563,016
38,843	Nexity Financial Corp. (a)	513,893
50,816	Pinnacle Financial Partners, Inc. (a)	1,429,962
52,811	Seacoast Banking Corporation of Florida	1,488,742
90,100	TD Ameritrade Holding Corp. (a)	1,531,700
48,300	U.S. Bancorp	1,491,021
48,651	United Community Banks, Inc.	1,448,340
29,500	Wintrust Financial Corp.	1,514,235

		32,524,049

	Healthcare - 10.1%
42,600	Amedisys, Inc. (a)	1,522,950
65,400	Andrx Corp. (a)	1,527,744
119,550	Bradley Pharmaceuticals, Inc. (a)	1,546,977
26,600	Covance, Inc. (a)	1,571,262
30,200	DaVita, Inc. (a)	1,599,392
43,500	LifePoint Hospitals, Inc. (a)	1,536,855
29,800	Medco Health Solutions, Inc. (a)	1,606,220
45,400	Merck & Co., Inc.	1,511,366
89,032	Noven Pharmaceuticals, Inc. (a)	1,559,841
65,600	Pfizer, Inc.	1,552,096
51,700	Psychiatric Solutions, Inc. (a)	1,519,980
81,200	Schering-Plough Corp.	1,547,672
36,500	Triad Hospitals, Inc. (a)	1,470,220

		20,072,575

	Industrials - 6.6%
97,313	Casella Waste Systems, Inc. - Class A (a)	1,518,082
26,500	Con-way, Inc.	1,565,885
19,300	Harsco Corp.	1,563,686
64,000	J.B. Hunt Transport Services, Inc.	1,566,080
50,600	Masco Corp.	1,569,612
51,200	Pacer International, Inc.	1,510,912
102,615	Republic Airways Holdings, Inc. (a)	1,575,140
37,800	Republic Services, Inc.	1,542,240
33,957	Skywest, Inc.	788,821

		13,200,458

	Information Technologies - 20.2%
68,600	ADC Telecommunications, Inc. (a)	1,229,312
29,500	Alliance Data Systems Corp. (a)	1,565,565
41,000	Amdocs Ltd. (Guernsey) (a)	1,536,270
63,800	Arris Group, Inc. (a)	766,876
144,596	Art Technology Group, Inc. (a)	446,802
34,100	Automatic Data Processing, Inc.	1,550,527

805,200	Avanex Corp. (a)	1,401,048
60,600	Benchmark Electronics, Inc. (a)	1,467,126
163,200	Celestica, Inc. (Canada) (a)	1,552,032
31,100	CheckFree Corp. (a)	1,552,823
74,900	Cisco Systems, Inc. (a)	1,474,032
63,500	Dell, Inc. (a)	1,611,630
80,300	Fairchild Semiconductor International, Inc. (a)	1,402,841
85,538	Fargo Electronics, Inc. (a)	2,123,909
81,962	Insight Enterprises, Inc. (a)	1,486,791
131,329	Interactive Intelligence, Inc. (a)	1,329,049
57,300	Intermec, Inc. (a)	1,320,192
74,900	Internet Security Systems, Inc. (a)	1,533,952
44,300	Jabil Circuit, Inc.	1,542,526
107,445	KVH Industries, Inc. (a)	1,221,650
76,300	Motorola, Inc.	1,609,167
73,400	Nokia Corp. - ADR (Finland)	1,575,898
157,100	Nuance Communications, Inc. (a)	1,369,912
101,800	Openwave Systems, Inc. (a)	1,439,452
50,751	Opsware, Inc. (a)	396,873
204,300	RF Micro Devices, Inc. (a)	1,481,175
25,800	Rogers Corp. (a)	1,469,568
148,747	SpectraLink Corp.	1,380,372
70,200	Witness Systems, Inc. (a)	1,448,928

		40,286,298

	Telecommunications - 3.0%
50,500	American Tower Corp. Class A (a)	1,563,985
85,600	Iowa Telecommunications Services, Inc.	1,540,800
107,417	NTELOS Holdings Corp. (a)	1,495,245
68,800	Sprint Nextel Corp.	1,459,248

		6,059,278

	Total Common Stocks (Cost $182,701,348)	183,558,268

	Master Limited Partnerships - 6.9%
59,800	Boardwalk Pipeline Partners, L.P.	1,385,566
35,300	Energy Transfer Partners, L.P.	1,596,972
62,600	Enterprise Products Partners, L.P.	1,577,520
60,275	Inergy, L.P.	1,594,274
46,450	Magellan Midstream Partners, L.P.	1,609,028
45,864	Martin Midstream Partners, L.P.	1,431,874
49,525	Pacific Energy Partners, L.P.	1,550,132
47,874	Teekay LNG Partners, L.P. (Marshall Island)	1,471,168
41,000	TEPPCO Partners, L.P.	1,543,240

	(Cost $13,395,767)	13,759,774

	Investment Companies - 0.5%
7,400	Midcap SPDR Trust Series 1 (Cost $1,034,241)	1,037,258

	Total Long-Term Investments - 99.4% (Cost $197,131,356)	198,355,300

Principal Value		Value
	Short-Term Investments - 1.4%
2,810,000	U.S. Government and Agency Securities - 1.4%
	Federal Home Loan Bank Discount Note yielding 4.68%, 06/01/06 (Cost $2,810,000)	2,810,000

	Total Investments - 100.8% (Cost $199,941,356)	201,165,300
	Liabilities in excess of Other Assets - (0.8%)	(1,590,547)

	Net Assets - 100.0%	$199,574,753

ADR	- American Depositary Receipt
L.P.	- Limited Partnership
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the closing bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

See previously submitted prospectus.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore/Raymond James SB-1 Equity Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: July 25, 2006

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date: July 25, 2006